Note 11 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Balance (in shares)	19,605
Balance	$ 18,757,361
Dividends declared (in shares)	81
Dividends declared	$ 78,639
Redemption of preferred shares (in shares)	(11,686)
Redemption of preferred shares	$ (11,686,000)
Preferred deemed dividend	$ 504,577
Balance (in shares)	8,000
Balance	$ 7,654,577
Ordinary Preferred Stock [Member]
Balance	14,500,000
Dividends declared
Redemption of preferred shares	(8,155,055)
Preferred deemed dividend
Balance	6,344,945
Preferred Stock Issued as Dividends [Member]
Balance	4,257,361
Dividends declared	78,639
Redemption of preferred shares	(3,530,945)
Preferred deemed dividend	504,577
Balance	$ 1,309,632